Other liabilities and provisions	9 Months Ended
Sep. 30, 2020
Other liabilities and provisions
Other liabilities and provisions

6. Other liabilities and provisions

	9/30/2020	12/31/2019
	(€ in thousands)
Liabilities from payroll	279	301
Accruals for vacation and overtime	228	190
Employee bonus	211	397
Accruals for compensation of Supervisory board	135	180
Accrual for warranty	73	241
Accruals for licenses	48	62
Accruals for education and training	47	—
Accruals for commissions	37	38
Liabilities from VAT	30	32
Accruals for wage continuation	26	—
Accruals for employer's liability insurance coverage	15	16
Customers with a credit balance	13	8
Accrual for restructuring	2	604
Security deposit	—	178
Others	56	82
Total	1,200	2,329